Long-term investments, net - Categories of long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long-term investments, net
Equity securities without readily determinable fair value	¥ 140,959		¥ 51,176	¥ 44,621
Debt investments accounted for at fair value	17,521
Total	¥ 158,480	$ 22,662	¥ 51,176